Income Taxes	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income Taxes

7. INCOME TAXES

TAX CREDIT FOR THE PERIOD	2020	2021	2022
Current income credit / (tax)
- Current year	$10,320	$(4,087)	$(8,279)
- Prior years	(767)	—	3,484
Total current income credit / (tax)	9,553	(4,087)	(4,795)
Deferred income tax credit
- Current year	393	1,243	475
- Prior years	—	—	—
Total deferred income credit	393	1,243	475
Total income tax credit/(expense)	$9,946	$(2,844)	$(4,320)

Included in the current year tax, or income credit, are amounts related to research and development tax credits of $nil (2021: $nil, 2020: $10,479) in respect of the current year and $3,514 (2021: $nil, 2020: $772) in respect of prior years.

The prior year adjustment, which is primarily related to the research and development tax credit, has arisen following an increase in the eligible expenditure included within the claim filing made with the tax authorities.

In 2021, the Group transitioned from the small company scheme to the research and development expenditure credit scheme ("RDEC"), see Note 21.

Reconciliation of effective tax rate:

	2020	2021	2022
Loss for the period before taxation	$250,943	$97,911	$443,285
Tax benefit at standard U.K. rate at 19%	47,679	18,603	84,224
Difference in overseas tax rates	145	(700)	(1,140)
Expenses not deductible for tax purposes	(5,389)	7,359	(66)
Tax losses for which no deferred tax asset was recognized	(37,694)	(21,887)	(83,789)
Share-based payment (not deductible for tax purposes)	(572)	(6,443)	(6,690)
Research and development credit	4,804	—	3,484
Adjustments for prior year	767	—	—
Other timing differences and adjustments	206	224	(343)
Income tax credit/(expense)	$9,946	$(2,844)	$(4,320)
Effective tax rate	4%	-3%	-1%

In the March 3, 2021 U.K. budget, it was announced that the U.K. tax rate will increase to 25% from April 1, 2023. This will not have a consequential effect on the Group’s recognized deferred taxes, however the Group has substantial unrecognized U.K. net operating losses (Note 19).